Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net revenues	$ 756,805
Cost of revenues	679,307
Gross profit	77,498
Operating Expenses
Selling expenses	356,537	327,891
General and administrative expenses	3,164,070	4,817,512
Total operating expenses	3,520,607	5,145,403
Loss from operations	(3,443,109)	(5,145,403)
Other income (expenses)
Interest income	19,366	142
Other income	83,330	3,638
Total other income	102,696	3,780
Loss before income tax	(3,340,413)	(5,141,623)
Less: income tax expense	127
Net loss from continuing operation	(3,340,540)	(5,141,623)
Net income from discontinued operations	912,298	405,921
Net loss	(2,428,242)	(4,735,702)
Less: net income attributable to non-controlling interests from continuing operation	2,909
Less: net income attributable to non-controlling interests from discontinued operation	1,686	21,576
Net loss attributable to the Company from continuing operation	(3,343,449)	(5,141,623)
Net income attributable to the Company from discontinued operation	910,612	384,345
Net loss attributable to common shareholders of Baiya International Group Inc.	(2,432,837)	(4,757,278)
Other comprehensive income
Foreign currency translation gain attributable to the Company	53,973	17,504
Foreign currency translation gain attributable to noncontrolling interest	949	4,646
Total other comprehensive income	54,922	22,150
Comprehensive loss attributable to common shareholders of Baiya International Group Inc.	(2,378,864)	(4,739,774)
Comprehensive income attributable to noncontrolling interest	8,079	26,222
Total comprehensive loss	$ (2,370,785)	$ (4,713,552)
Net loss per common share
Basic (in Dollars per share)	$ (0.54)	$ (96.15)
Diluted (in Dollars per share)	$ (0.54)	$ (96.15)
Weighted average number of common shares outstanding
Basic (in Shares)	4,535,080	49,475
Diluted (in Shares)	4,535,080	49,475